UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                            FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99

Check here if Amendment []; Amendment Number:
This Amendment  (Check only one.)  [] is a restatement.
                                   [] adds a new holdings entries.

Institutional Investment Manager Filling this Report:

Name:           Engebretson Capital Management
Address:        620 Newport Center Dr.,
                Suite 750
                Newport Beach, CA 92660

13F File Number: 28-4965

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Daniel M. Harkins
Title:         COO
Phone:         949-759-9684
Signature, Place, and Date of Signing:

Daniel M. Harkins   Newport Beach, CA      January 7, 2000

[x]       13F HOLDING REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $310592


List of Other Included Managers:        None

                         FORM 13F INFORMATION TABLE
Name of Issuer     Title   Cusip #   Value   Shares/  Invest. Mgrs Voting
                  of Class          (x$1000)  Prn Amt  Disc.   N/A  Authority
                                                                      Sole
AETNA INC           Com    008117103     478    6086  Sole            6086
ALLSTATE CORP.      Com    020002101    2623   68145  Sole           68145
AMERICA ONLINE      Com    02364j104   17676  113950  Sole          113950
BANKAMERICA CORP    Com    066050105   13776  229124  Sole          229124
BARNES & NOBLE INC  Com    067774109   12583  296075  Sole          296075
BERKSHIRE HATHY INC Com    084670108     350       5  Sole               5
BEST BUY CO. INC.   Com    086516101   14868  242259  Sole          242259
BIOSITE INC         Com    090945106     139   11450  Sole           11450
CHASE MANHATTAN BNK Com    16161a108   10696  150650  Sole          150650
CIRCUIT CITY        Com    172737108    1205   24147  Sole           24147
CISCO SYSTEMS       Com    17275r102   20274  218446  Sole          218446
CITIGROUP           Com    172967101   12945  260546  Sole          260546
COMDISCO            Com    200336105    1059   62794  Sole           62794
COMPAQ COMPUTER     Com    204493100    7059  168080  Sole          168080
CONSECO, INC.       Com    208464107    2971   97420  Sole           97420
DAIMLER CHRYSLER    Com    171196108   12608  131253  Sole          131253
DAYTON HUDSON       Com    239753106     488    9000  Sole            9000
DEAN WITTER SELECT  Com    24241x346      25   13140  Sole           13140
DEERE COMPANY       Com    244199105    1321   40185  Sole           40185
DELL COMPUTER       Com    247025109    8976  122645  Sole          122645
DISNEY-WALT CO.     Com    254687106    1635   54525  Sole           54525
FINISH LINE INC     Com    317923100      99   12400  Sole           12400
FORD MOTOR COMPANY  Com    345370100    4252   72453  Sole           72453
FRANKLIN RESOURCES  Com    354613101    2297   71800  Sole           71800
GRAND CASINOS       Com    385269105     157   19500  Sole           19500
HALLIBURTON         Com    406216101     944   31876  Sole           31876
HEWLETT-PACKARD     Com    428236103   11244  164604  Sole          164604
IBM                 Com    459200101    9879   53585  Sole           53585
IRVINE SENSOR CORP  Com    463664102      22   15500  Sole           15500
LEHMAN BROS HLDGS   Com    524908100     254    5775  Sole            5775
LUCENT TECH.        Com    549463107   19943  181408  Sole          181408
MAIL WELL INC.      Com    560321200    3691  322731  Sole          322731
MEADE INSTRUMENTS   Com    583062104     387   31810  Sole           31810
MEDTRONIC INC.      Com    585055106    6495   87450  Sole           87450
MERCK & CO. INC.    Com    589331107    2455   16645  Sole           16645
MERRILL LYNCH INC   Com    590188108    8864  132800  Sole          132800
MICROSOFT CORP      Com    594918104   14386  103731  Sole          103731
MORGAN DEAN WITTER  Com    617446448    2382   33554  Sole           33554
PFIZER-INC.         Com    717081103   19677  157417  Sole          157417
RAINFOREST CAFES    Com    75086k104     369   60925  Sole           60925
RSI SYSTEMS         Com    749927109      43   12500  Sole           12500
SEARS ROEBUCK CO.   Com    812387108    4672  109940  Sole          109940
SUN MICROSYSTEMS    Com    866810104   16679  194792  Sole          194792
T-ROWE PRICE        Com    741477103    6510  190085  Sole          190085
U.S. BANKCORP       Com    902973106    2779   78302  Sole           78302
UNITED HEALTHCARE   Com    910581107     856   19900  Sole           19900
WALGREEN CO         Com    931422109    9711  165834  Sole          165834
WASHINGTON MUTUAL   Com    939322103   15272  397975  Sole          397975
TOTAL COMMON                          308074 5065217               5065217


CONSECO FIN 8.07%   Pfd    20847d205     746   30000  Sole           30000
MERRILL LYN 7.28%   Pfd    59021k205     360   14000  Sole           14000
HOUSEHLD FIN 7.25%  Pfd    44180r209     355   14000  Sole           14000
SEAGRAM & CO 8%     Pfd    811845205     251   10000  Sole           10000
CITIGRP CAP  7%     Pfd    17306k209     203    8000  Sole            8000
BANK OF NY 7.05%    Pfd    05563w206     202    8000  Sole            8000
USB CAP  TR 7.20%   Pfd    90332m200     201    8000  Sole            8000
ALABAMA PWR 7% SR   Pfd    010392629     200    8000  Sole            8000
TOTAL PREFERRED                         2518  100000  Sole          100000
